Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events After The Reporting Period [Line Items]
Disclosure of events after reporting period [text block]
Note 34

Events after the reporting period
Adjustment made within the IFRS 3 measurement period

after publication of the fourth quarter 2023 report
The acquisition

of the

Credit

Suisse Group

in the

second

quarter

of 2023

resulted

in provisional

negative goodwill

of
USD 28.9
bn. Following the publication

of the unaudited fourth

quarter 2023 report on 6 February

2024, UBS has refined
its acquisition-date fair value estimates in accordance with the 12-month measurement period requirements provided by
IFRS 3,

Business

Combinations. This

has resulted

in an

adjustment of

USD
1.2
bn, decreasing

the negative

goodwill to
USD 27.7
bn. As a result, 2023 operating profit before tax and 2023 net profit attributable to shareholders decreased by
USD 1.2
bn, basic

earnings per

share decreased

by USD
0.38

to USD
8.83

and diluted

earnings per

share decreased

by
USD 0.36

to USD
8.45
.

›
Refer to Note 2 for more information
Non-adjusting post balance sheet events
On

22

March

2024,

Credit

Suisse

(Schweiz)

AG

repaid

loans

drawn

under

the

Emergency

Liquidity

Assistance

(ELA)
facility, reducing

the amount of loans outstanding under the ELA

from CHF
38 bn to CHF 19 bn as of that date.
In March 2024, Credit Suisse has entered into

agreements with entities and funds managed by affiliates of Apollo Global
Management

(collectively,

Apollo)

and

Atlas

SP

Partners

(Atlas)

to

conclude

the

investment

management

agreement
under

which

Atlas

has

managed

Credit

Suisse’s

retained

portfolio

of

assets

of

its

former

securitized

products

group
(SPG). Following this

agreement, the

assets previously

managed by Atlas

will be

managed in Non-core

and Legacy. The
parties have also

agreed to

conclude the transition

services agreement

under which

Credit Suisse

has provided

services
to Atlas. In

addition, Credit

Suisse AG

has entered

into an

agreement to

transfer to

Apollo approximately

USD
8 bn of
senior secured

asset-based

financing.

As part

of the

loan transfer,

Credit Suisse

AG will

extend a

one-year

USD
750 m
swingline facility to

the borrowers under

the transferred financing

facilities. UBS Group

expects to recognize

a net gain
in the

first quarter

of 2024

of around

USD
0.3
bn from

the conclusion

of the

investment management

agreement and
assignment of the loan facilities.